Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at fair value
As of December 31, 2020
Assets
Short-term investments—Wealth management products	—	91,049	—	91,049

As of December 31, 2021
Assets
Short-term investments—Wealth management products	—	6,759	—	6,759

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office equipment	3-5 years
Software	3 years